Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Other Matters
In the normal course of business, we have been, and will likely continue to be, subject to litigation or administrative proceedings incidental to our business, such as claims related to customer disputes, employment practices, wage and hour disputes, product liability, professional liability, commercial disputes, licensure restrictions or denials, and warranty or patent infringement. Responding to litigation or administrative proceedings, regardless of whether they have merit, can be expensive and disruptive to normal business operations. We are not able to predict the timing or outcome of these matters.

Commitments and Contingencies
Litigation Matters
In May 2016, Shaun Smith (“Smith”), a former employee of Digirad Imaging Solutions and MD Office Solutions, filed a lawsuit against Digirad Corporation, Digirad Imaging Solutions, Inc., and certain current and former officers of these companies, on behalf of himself and class members (collectively, the “Class Members”) in Alameda County Superior Court. In October 2016, Smith filed a First Amended Complaint adding MD Office Solutions as a named defendant. Digirad Corporation, Digirad Imaging Solutions, Inc., and certain current and former officers of these companies and MD Office Solutions are collectively referred to as the “Defendants.” In March 2017, Smith filed a Second Amended Complaint adding David Dolan (“Dolan”) and Robert Erskine (“Erskine”) as named plaintiffs. Smith, Dolan, and Erskine are collectively referred to as the “Plaintiffs.”
The claim alleges that Defendants violated California laws by: failing to provide Class Members with off-duty meal and rest breaks, failing to furnish accurate wage statements, failing to timely pay all earned wages, and failing to pay all wages due upon a Class Member’s separation from Digirad Imaging Solutions, Inc. and MD Office Solutions, among other claims. In addition, Mr. Smith asserted individual claims for racial discrimination, retaliation and wrongful termination.
The parties to this action participated in a voluntary mediation and reached a tentative settlement of the case and all claims. Preliminary court approval was received in September 2017. In the fourth quarter of 2017, final court approval and acceptance by Class Members was reached. The parties to this action agreed to a final settlement amount of approximately $1.3 million, which was paid by the Company in December 2017.
Leases
We currently lease facilities and certain automotive equipment under non-cancelable operating leases expiring through July 2023. Rent expense is recognized on a straight-line basis over the initial lease term and those renewal periods that are reasonably assured as determined at lease inception. The difference between rent expense and rent paid is recorded as deferred rent and is included in other current and long-term liabilities. Rent expense was approximately $4.5 million and $4.2 million for the years ended December 31, 2018 and 2017, respectively.
As of December 31, 2018, we financed certain information technology and medical equipment and vehicles under capital leases. These obligations are secured by the specific equipment financed under each lease and will be repaid monthly over the remaining lease terms through January 2023.
We are committed to making future cash payments on non-cancelable operating leases and capital leases (including interest). The future minimum lease payments due under both non-cancelable operating leases and capital leases having initial or remaining lease terms in excess of one year as of December 31, 2018 are as follows (in thousands):

	Operating Leases	Capital Leases
2019	$2,147	$899
2020	1,245	804
2021	881	778
2022	582	219
2023	343	27
Thereafter	—	—
Total future minimum lease payments	$5,198	2,727
Less amounts representing interest		222
Present value of obligations		2,505
Less: current capital lease obligations		786
Total long-term capital lease obligations		$1,719

Other Matters
In the normal course of business, we have been, and will likely continue to be, subject to litigation or administrative proceedings incidental to our business, such as claims related to customer disputes, employment practices, wage and hour disputes, product liability, professional liability, commercial disputes, licensure restrictions or denials, and warranty or patent infringement. Responding to litigation or administrative proceedings, regardless of whether they have merit, can be expensive and disruptive to normal business operations. We are not able to predict the timing or outcome of these matters.